CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (1,044)	$ 1,514	$ (1,953)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash compensation expense related to stock options	0	474	401
Depreciation of vessels	0	9,118	0
Amortization of deferred finance charges	0	1,378	0
Change in assets and liabilities:
Accounts receivable	0	(811)	0
Amounts due to/from related parties	0	(2,696)	0
Accounts payable	434	485	444
Accrued expenses	94	1,028	(60)
Other current and non-current assets	0	(5,036)	(539)
Other current liabilities	0	1,020	261
Net cash provided by (used in) operating activities	(516)	6,474	(1,446)
Cash flows from investing activities
Additions to newbuildings	(68,800)	(413,055)	(78,198)
Net cash used in investing activities	(68,800)	(413,055)	(78,198)
Cash flows from financing activities
Proceeds from issuance of common shares, net of paid issuance costs	80,600	62,193	(513)
Proceeds from issuance of long-term and short-term debt (net of deferred finance charges paid to lender)	0	391,415	69,826
Other deferred finance charges paid	0	(3,952)	(1,690)
Proceeds from issuance of long-term debt from related party	0	1,020	1,000
Repayment of long-term debt from related party	0	(2,020)	0
Repayment of long-term and short-term debt	0	(16,785)	0
Net cash provided by financing activities	80,600	431,871	68,623
Net increase/(decrease) in cash, cash equivalents and restricted cash	11,284	25,290	(11,021)
Cash and cash equivalents at the beginning of the period		263	11,284
Cash and cash equivalents at the end of the period	11,284	25,553	263
Supplementary disclosure of cash flow information
Non-cash settlement of debt	(13,600)	0	0
Non-cash share issuance	13,600	0	0
Non-cash additions in respect of newbuildings	(13,600)	0	(13,683)
Issuance of liabilities for newbuilding installments	13,600	0	13,683
Interest paid, net of capitalized interest	$ 0	$ (12,992)	$ 0